Debt and Credit Agreements - Additional Information (Detail)	1 Months Ended		12 Months Ended					12 Months Ended			1 Months Ended							12 Months Ended						1 Months Ended		12 Months Ended
	Apr. 30, 2012 USD ($)	Apr. 30, 2011 USD ($)	Dec. 31, 2012 USD ($) Tranche	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Mar. 15, 2012	Mar. 30, 2009	Dec. 31, 2012 Standard & Poor's, A- Rating USD ($)	Dec. 31, 2012 Standard & Poor's, B+ Rating USD ($)	Nov. 30, 2012 U.S. Private Placement Notes USD ($)	Apr. 30, 2011 Syndicated By Banks	Apr. 30, 2011 First Anniversary Of April Two Thousand Eleven Loan Facility	Apr. 30, 2011 Second Anniversary Of April Two Thousand Eleven Loan Facility	Apr. 30, 2012 First Anniversary Of April Two Thousand Twelve Loan Facility	Apr. 30, 2012 Second Anniversary Of April Two Thousand Twelve Loan Facility	Jun. 30, 2009 European Investment Bank USD ($) M	Jun. 30, 2009 European Investment Bank EUR (€) M	Dec. 31, 2012 European Investment Bank EUR (€)	Dec. 31, 2011 United States Program USD ($)	Dec. 31, 2012 United States Program USD ($)	Dec. 31, 2012 Swedish Program USD ($)	Dec. 31, 2012 Swedish Program SEK	Dec. 31, 2012 Floating Interest Rates At Libor Plus One Point Zero Percent USD ($)	Mar. 31, 2012 Senior Notes USD ($)	Dec. 31, 2012 Senior Notes USD ($)	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Three Point Nine Percent USD ($)	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Three Point Nine Percent SEK	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Zero Point Nine Five Percentage USD ($)	Dec. 31, 2011 Floating Interest Rate Of Stibor Plus Zero Point Nine Five Percentage SEK	Dec. 31, 2012 Fixed Rate Notes USD ($)	Dec. 31, 2012 Fixed Rate Notes SEK	Dec. 31, 2012 Brazilian Development Bank USD ($)	Dec. 31, 2012 Russia USD ($)	Dec. 31, 2012 Japanese Banks USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Minimum Interest Rate Swaps	Dec. 31, 2012 Maximum	Dec. 31, 2012 Maximum Interest Rate Swaps	Dec. 31, 2012 Maximum Commercial Paper USD ($)	Dec. 31, 2012 Brazil USD ($)	Dec. 31, 2012 Japan USD ($)
Debt And Credit Agreements [Line Items]
Total short-term debt including DRD			$ 70,000,000
Short-term portion of long-term debt			9,000,000																																					6,000,000	3,000,000
Common stock issued in exchange of U.S treasury securities, shares	5.8
Common stock issued in exchange of U.S treasury securities, value	106,000,000
Notes and loans having fixed interest rates			230,000,000							110,000,000
Fixed interest rate on notes and loans										5.60%																				2.49%	2.49%				5.60%	4.60%	6.20%	5.80%
Weighted average interest rate on short-term debt			3.70%	8.80%																																				4.50%	1.60%
Short-term debt excluding commercial paper			344,000,000
Short-term debt excluding commercial paper, utilized amount			60,000,000
Unused short-term lines of credit			284,000,000
Long-term debt			547,000,000
Senior notes			290,000,000
Number of tranches of notes			4
Nominal value of interest rate swap outstanding																							60,000,000
Floating interest rates on notes																							1.00%			3.90%	3.90%	0.95%	0.95%
Interest rate						3.854%	8.00%																	3.854%								9.60%	8.80%	1.60%
Senior notes yield rate						2.875%																		2.875%
Carrying value																								106,000,000
Debt maturity date			Apr. 30, 2014																					Apr. 30, 2014
Senior notes unamortized premium																									2,000,000
Notes repurchased																										92,000,000	600,000,000
Debt instrument maturity period																										2014	2014	2017	2017
Debt extinguishment cost				(6,200,000)	(12,300,000)																					6,200,000
Note issued																												46,000,000	300,000,000	54,000,000	350,000,000
Debt instrument maturity																														2017-12	2017-12
Line of credit facility commitment fee percent											0.19%							0.30%
Other long-term debt			50,000,000																													41,000,000	4,000,000	4,000,000
Revolving credit facility amount	1,100,000,000	1,100,000,000														297,000,000	225,000,000
Number of banks syndicated on revolving credit facility											14
Line of credit facility maturity period												2017	2018
Line of credit facility maturity period, month and year														2016-04	2017-04
Financing costs		5,000,000
Line of credit extension fees	500,000
Irrevocable loan commitment, in months																18	18
Expiration of loan commitment remaining amount																		225,000,000
Revolving credit facility, canceled amount																			511,000,000
Unutilized long-term debt facilities			1,100,000,000
Commercial paper																				1,000,000,000	1,071,000,000	7,000,000,000
Calculated risk amount								150,000,000	50,000,000
Money market funds			307,000,000																																				1,000,000,000
Government paper			$ 200,000,000